SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE
Schedule of the impact that adoption of IFRS 9 and IFRS 15 is expected to have on the opening balance sheet of the Group

        The following table presents the transitional impact that adoption of IFRS 9, 'Financial Instruments' ("IFRS 9") and IFRS 15, 'Revenue from contracts with customers' ("IFRS 15") is expected to have on the opening balance sheet of the Group, as of January 1, 2018. Further details regarding the impact of IFRS 9 and IFRS 15 can be found below.

		Impact of IFRS 9		Impact of IFRS 15
	Opening balance sheet	Classification and measurement	Impairment	Revenue and contract costs	Adjusted opening balance sheet
Assets
Non-current assets
Investments in joint ventures and associates	1,921	(25)	(10)	40	1,926
Deferred tax assets	272	—	4	(12)	264
Other financial assets
Available for sale	18	(18)	—	—	—
Fair value through other comprehensive income	—	18	—	—	18
Other assets	199	—	—	93	292
Current assets
Trade and other receivables	745	—	(18)	—	727
Other financial assets
Available for sale	53	(53)	—	—	—
Fair value through other comprehensive income	—	53	—	—	53
Other assets	394	—	—	(8)	386
Equity
Equity attributable to equity owners of the parent	4,352	(25)	(18)	85	4,394
Non-controlling interests	(425)	—	(5)	14	(416)
Liabilities
Other liabilities (current)	1,346	—	—	(1)	1,345
Deferred tax liabilities	376	—	(1)	15	390